UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.72%
Consumer Discretionary — 10.95%
Genuine Parts Co.	31,280	$2,530,239
MDC Holdings, Inc.	65,470	1,964,755
Omnicom Group, Inc.	38,480	2,441,171
Target Corp.	41,680	2,666,686

		9,602,851

Consumer Staples — 5.67%
Procter & Gamble Co./The	30,830	2,330,440
Walgreen Co.	49,010	2,636,738

		4,967,178

Energy — 14.90%
Chevron Corp.	21,670	2,632,905
Ensco plc - Class A	45,310	2,435,413
Exxon Mobil Corp.	30,350	2,611,314
Helmerich & Payne, Inc.	36,740	2,533,223
Williams Companies., Inc./The	78,440	2,852,078

		13,064,933

Financials — 19.98%
ACE Ltd.	27,710	2,592,548
Aflac, Inc.	40,200	2,491,998
American Express Co.	32,560	2,458,931
BlackRock, Inc.	8,660	2,343,569
Northern Trust Corp.	46,380	2,522,608
T. Rowe Price Group, Inc.	33,120	2,382,322
Willis Group Holdings plc	62,860	2,723,724

		17,515,700

Health Care — 13.78%
Baxter International, Inc.	34,120	2,241,343
Eli Lilly & Co.	49,090	2,470,700
Johnson & Johnson	28,690	2,487,136
Merck & Co., Inc.	50,790	2,418,112
Stryker Corp.	36,390	2,459,600

		12,076,891

Industrials — 11.82%
Norfolk Southern Corp.	32,740	2,532,439
United Parcel Service, Inc. - Class B	27,950	2,553,792
United Technologies Corp.	25,900	2,792,538
W.W. Grainger, Inc.	9,500	2,486,245

		10,365,014

Information Technology — 12.77%
Linear Technology Corp.	65,670	2,604,472
Microsoft Corp.	82,050	2,733,085
QUALCOMM, Inc.	42,070	2,833,835
Texas Instruments, Inc.	75,100	3,024,277

		11,195,669

Materials — 3.06%
Albemarle Corp.	42,590	2,680,615

Real Estate Investment Trusts — 2.90%
Digital Realty Trust, Inc.	47,940	2,545,614

Telecommunication Services — 2.89%
AT&T, Inc.	74,820	2,530,412

Total Common Stocks (Cost $71,817,437)		86,544,877

Money Market Securities — 1.07%
Federated Prime Obligations Fund, 0.03% (a)	943,379	943,379

Total Money Market Securities (Cost $943,379)		943,379

Total Investments — 99.79% (Cost $72,760,816)		87,488,256

Other Assets in Excess of Liabilities — 0.21%		181,974

TOTAL NET ASSETS — 100.00%		$87,670,230

(a)	Rate disclosed is the seven day yield as of September 30, 2013.

Tax Related: The aggregate cost of securities for federal income tax purposes was the following:

Unrealized appreciation	$15,699,546
Unrealized depreciation	(1,105,540)

Net unrealized appreciation	$14,594,006

Aggregate cost of securities for income tax purposes	$72,760,816

At September 30, 2013, the difference between book basis and tax basis unrealized appreciation is attributable primary to tax deferral of losses on wash sales in the amount of $133,434.

Crawford Dividend Growth Fund

Related Notes to the Schedule of Investments

September 30, 2013

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Crawford Dividend Growth Fund

Related Notes to the Schedule of Investments - continued

September 30, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$9,602,851	$—	$—	$9,602,851
Consumer Staples	4,967,178	—	—	4,967,178
Energy	13,064,933	—	—	13,064,933
Financials	17,515,700	—	—	17,515,700
Healthcare	12,076,891	—	—	12,076,891
Industrials	10,365,014	—	—	10,365,014
Information Technology	11,195,669	—	—	11,195,669
Materials	2,680,615	—	—	2,680,615
Real Estate Investment Trusts	2,545,614	—	—	2,545,614
Telecommunication Services	2,530,412	—	—	2,530,412
Money Market Securities	943,379	—	—	943,379
Total	$87,488,256	$—	$—	$87,488,256

Crawford Dividend Growth Fund

Related Notes to the Schedule of Investments - continued

September 30, 2013

(Unaudited)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the reporting period ended September 30, 2013, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Crawford Dividend Opportunity Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.28%
Consumer Discretionary — 14.50%
CEC Entertainment, Inc.	20,200	$926,372
Columbia Sportswear Co.	7,110	428,235
Cracker Barrel Old Country Store, Inc.	4,240	437,738
Gentex Corp.	31,830	814,530
Hillenbrand, Inc.	30,040	822,195
M.D.C. Holdings, Inc.	21,270	638,313
Men’s Wearhouse, Inc./The	27,070	921,733
Monro Muffler Brake, Inc.	9,440	438,866
Tupperware Brands Corp.	9,630	831,743
Weight Watchers International, Inc.	13,880	518,696

		6,778,421

Consumer Staples — 5.14%
Calavo Growers, Inc.	28,220	853,373
Female Health Co./The	94,980	937,453
Nu Skin Enterprises, Inc. - Class A	6,410	613,693

		2,404,519

Energy — 4.79%
Energen Corp.	5,615	428,930
EV Energy Partners, LP (a)	13,880	514,809
QR Energy, LP (a)	29,680	483,190
World Fuel Services Corp.	21,750	811,492

		2,238,421

Financials — 16.58%
BancFirst Corp.	15,100	816,457
Brown & Brown, Inc.	14,060	451,326
Bryn Mawr Bank Corp.	28,540	769,724
Calamos Asset Management, Inc. - Class A	48,840	487,912
Cash America International, Inc.	10,120	458,234
Cullen/Frost Bankers, Inc.	4,300	303,365
First Financial Holdings, Inc.	9,460	521,814
Greenhill & Co., Inc.	18,740	934,751
Lazard Ltd. – Class A	12,770	459,975
Mercury General Corp.	8,690	419,814
Platinum Underwriters Holdings Ltd.	6,940	414,526
Provident New York Bancorp	85,220	928,046
Tompkins Financial Corp.	10,360	478,839
Trustmark Corp.	11,960	306,176

		7,750,959

Health Care — 10.82%
Atrion Corp.	3,930	1,017,005
Landauer, Inc.	10,580	542,225
Meridian Bioscience, Inc.	39,350	930,627
PerkinElmer, Inc.	20,880	788,220
Select Medical Holdings Corp.	60,690	489,768
U.S. Physical Therapy, Inc.	30,810	957,575
Utah Medical Products, Inc.	5,640	335,242

		5,060,662

Industrials — 15.30%
A.O. Smith Corp.	11,610	524,772
Applied Industrial Technologies, Inc.	17,910	922,365
Dun & Bradstreet Corp./The	6,310	655,293

Landstar System, Inc.	9,940	556,441
Lindsay Corp.	6,840	558,281
Regal-Beloit Corp.	7,170	487,058
TAL International Group, Inc.	18,110	846,280
Valmont Industries, Inc.	5,130	712,608
Watsco, Inc.	5,320	501,516
Werner Enterprises, Inc.	20,920	488,064
Woodward, Inc.	22,030	899,485

		7,152,163

Information Technology — 13.62%
Broadridge Financial Solutions, Inc.	31,090	987,107
Communications Systems, Inc.	32,360	365,992
Global Payments, Inc.	14,120	721,250
Intersil Corp. - Class A	38,070	427,526
Littelfuse, Inc.	12,090	945,680
Mesa Laboratories, Inc.	12,140	820,785
Micrel, Inc.	53,630	488,569
MTS Systems Corp.	14,840	954,954
National Instruments Corp.	21,220	656,335

		6,368,198

Materials — 7.05%
Compass Minerals International, Inc.	7,830	597,194
H.B. Fuller Co.	23,220	1,049,312
NewMarket Corp.	3,060	881,005
RPM International, Inc.	21,300	771,060

		3,298,571

Real Estate Investment Trusts — 4.61%
LTC Properties, Inc.	9,060	344,099
Mid-America Apartment Communities, Inc.	7,980	498,750
Sun Communities, Inc.	20,700	882,234
Tanger Factory Outlet Centers, Inc.	13,130	428,694

		2,153,777

Utilities — 2.87%
Laclede Group, Inc./The	18,640	838,800
South Jersey Industries, Inc.	8,610	504,374

		1,343,174

Total Common Stocks (Cost $40,733,193)		44,548,865

Money Market Securities — 5.98%
Federated Prime Obligations Fund, 0.03% (b)	2,794,586	2,794,586

Total Money Market Securities (Cost $2,794,586)		2,794,586

Total Investments — 101.26% (Cost $43,527,779)		47,343,451

Liabilities in Excess of Other Assets — (1.26)%		(587,607)

TOTAL NET ASSETS — 100.00%		$46,755,844

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of September 30, 2013.

Tax Related: The aggregate cost of securities for federal income tax purposes was the following:

Unrealized appreciation	$4,314,653
Unrealized depreciation	(499,055)

Net unrealized appreciation	$3,815,598

Aggregate cost of securities for income tax purposes	$43,527,853

At September 30, 2013, the difference between book basis and tax basis unrealized appreciation is attributable primary to tax deferral of losses on wash sales in the amount of $74.

Crawford Dividend Opportunity Fund

Related Notes to the Schedule of Investments

September 30, 2013

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Crawford Dividend Opportunity Fund

Related Notes to the Schedule of Investments - continued

September 30, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$44,548,865	$—	$—	$44,548,865
Money Market Securities	2,794,586	—	—	2,794,586
Total	$47,343,451	$—	$—	$47,343,451

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the reporting period ended September 30, 2013, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of November xx, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 11/27/13

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date 11/27/13